Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Tables)	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Disclosure of detailed information about replacement costs explanatory

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2018	2017	2018	2017
Upstream	3,514	795	6,688	2,051
Downstream	840	1,567	2,553	3,273
Rosneft	766	279	1,013	378
Other businesses and corporate(a)	(1,025)	(721)	(1,596)	(1,152)
	4,095	1,920	8,658	4,550
Consolidation adjustment – UPII*	151	135	(9)	67
RC profit (loss) before interest and tax*	4,246	2,055	8,649	4,617
Inventory holding gains (losses)*
Upstream	4	1	5	(5)
Downstream	1,196	(579)	1,265	(481)
Rosneft (net of tax)	110	(8)	132	(34)
Profit (loss) before interest and tax	5,556	1,469	10,051	4,097
Finance costs	535	487	1,088	947
Net finance expense relating to pensions and other post-retirement benefits	31	54	62	107
Profit (loss) before taxation	4,990	928	8,901	3,043

RC profit (loss) before interest and tax*
US	(20)	302	339	815
Non-US	4,266	1,753	8,310	3,802
	4,246	2,055	8,649	4,617

(a)	Includes costs related to the Gulf of Mexico oil spill. See Note 2 for further information.